Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 882,533	$ 53,304
Total cost of revenues	116,146	13,746
Gross profit	766,387	39,558
Operating expenses:
Research and development		118,444	25,052
Professional fees	238,139	165,202	80,558
Payroll and employee benefit	109,295	47,782
Other general and administrative expenses	193,569	123,251	13,777
Total operating expenses	541,003	454,679	119,387
Income (loss) from operations	225,384	(415,121)	(119,387)
Other income(expense)
Interest income	7	10	7
Interest expense	(26,535)
Other income(expense)	459
Total other expense	(26,069)	10	7
Income(loss) before income taxes provisions	199,315	(415,111)	(119,380)
Income tax provisions	(42,221)
Net income(loss) from continuing operations	241,536	(415,111)	(119,380)
Discontinued operation
Loss from discontinued operation, net of income tax	(282,761)	(304,982)	(371,626)
Gain from sale of discontinued operation, net of income tax	865,085
Gain (loss) from discontinued operation, net of income tax	582,324	(304,982)	(371,626)
Net income(loss)	823,860	(720,093)	(491,006)
Foreign currency translation adjustment	48,743	44,572	(4,395)
Total comprehensive income(loss)	$ 872,603	$ (675,521)	$ (495,401)
Earnings (loss) per common share
Continuing operations - Basic (in Dollars per share)	$ 0	$ 0	$ (1.19)
Continuing operations - Diluted (in Dollars per share)	0	0	(1.19)
Discontinued operations - Basic (in Dollars per share)	0.01	0	(3.72)
Discontinued operations - Diluted (in Dollars per share)	0.01	0	(3.72)
Net income (loss) per common share - Basic (in Dollars per share)	0.01	(0.01)	0
Net income (loss) per common share - Diluted (in Dollars per share)	$ 0.01	$ (0.01)	$ 0
Weighted average common shares outstanding, Basic (in Shares)	111,120,000	104,417,534	100,000
Weighted average common shares outstanding, Diluted (in Shares)	111,120,000	104,417,534	100,000
Product Sales
Total revenues	$ 606,615
Training
Total revenues	154,107
Related Parties
Total revenues	121,811	53,304
Total cost of revenues	29,906	13,746
Third Parties
Total cost of revenues	$ 86,240